ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 20, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	¥ 29,859,310		¥ 17,176,014
Payable for business combinations	24,742,025
Advertising and marketing fees payable	13,855,032		14,843,734
Rebate to advertising customers	11,896,947		3,899,282
Cash collected on behalf of service providers	10,356,117		16,509,357
Technology supporting fees payable	9,856,805		4,272,662
Accrual of IPO costs			6,227,056
Interest payable			2,695,890	¥ 2,700,000
Other taxes payable	9,513,024		2,662,427
Deposits	1,120,000		1,070,000
Others	7,759,536		2,412,151
Accrued Expenses and Other Current Liabilities	¥ 118,958,796	$ 18,231,232	¥ 71,768,573